Financial instruments and risk management Measurement of fair values - valuation technique (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 17,461	€ 18,207
Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		€ 0
Level 3 of fair value hierarchy [member] | Measured at fair value | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	70
Loan receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	70
Loan receivables | Level 3 of fair value hierarchy [member] | Measured at fair value | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 70
Discounted cash flow [member] | Loan receivables | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate, significant unobservable inputs, assets	20.00%
Adjustment to mid-market consensus price, significant unobservable inputs, assets	(15.00%)
Bottom of range [member] | Discounted cash flow [member] | Loan receivables | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Current estimate of future cash outflows to be paid to fulfil obligation, significant unobservable inputs, assets	€ 220
Top of range [member] | Discounted cash flow [member] | Loan receivables | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Current estimate of future cash outflows to be paid to fulfil obligation, significant unobservable inputs, assets	€ 225